Accounts Receivable and Loans (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
U S Card Services [Member] | Card Member Loans [Member]
Financing receivable recorded investment aging
Current	$ 61,995,000,000	$ 57,772,000,000
30 to 59 days past due	179,000,000	183,000,000
60 to 89 days past due	128,000,000	134,000,000
90+ days past due	290,000,000	306,000,000
Total aging	62,592,000,000	58,395,000,000
U S Card Services [Member] | Card Member Receivables [Member]
Financing receivable recorded investment aging
Current	22,096,000,000	21,488,000,000
30 to 59 days past due	129,000,000	125,000,000
60 to 89 days past due	72,000,000	69,000,000
90+ days past due	171,000,000	160,000,000
Total aging	22,468,000,000	21,842,000,000
International Card Services [Member] | Card Member Loans [Member]
Financing receivable recorded investment aging
Current	7,621,000,000	8,664,000,000
30 to 59 days past due	39,000,000	43,000,000
60 to 89 days past due	27,000,000	28,000,000
90+ days past due	57,000,000	55,000,000
Total aging	7,744,000,000	8,790,000,000
International Card Services [Member] | Card Member Receivables [Member]
Financing receivable recorded investment aging
Current	7,557,000,000
30 to 59 days past due	29,000,000
60 to 89 days past due	20,000,000
90+ days past due	47,000,000	83,000,000
Total aging	7,653,000,000	7,771,000,000
Global Commercial Services [Member] | Card Member Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	120,000,000	132,000,000
Total aging	$ 14,583,000,000	$ 14,391,000,000